EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement, dated July 3, 2019, filed with the Securities and Exchange Commission on July 3, 2019 under Rule 497(e) (SEC Accession No. (0001104659-19-039285)), to the Prospectus and Statement of Additional Information of The Asia Ex Japan Fund, dated April 30, 2019.